Income Taxes	12 Months Ended
Dec. 31, 2018
IncomeTaxes [Abstract]
INCOME TAXES

NOTE 18—INCOME TAXES

As of December 31, 2018 and 2017, the Company had net operating loss carry forwards of approximately $1,135,000 and $592,000, respectively, that may be available to reduce future years’ taxable income in varying amounts through 2034. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

The provision for Federal income tax consists of the following:

The cumulative tax effect at the expected rate of 41.9% and 34% of significant items comprising the Company’s net deferred tax amount is as follows:

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards of for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur net operating loss carry forwards may be limited as to use in future years.

The components for the provision of income taxes include:

	December 31, 2018	December 31, 2017
Current Federal and State	$(85,000)	$-
Deferred Federal and State	(697,000)	(1,091,000)
Total (benefit) provision for income taxes	$(782,000)	$(1,091,000)

A reconciliation of the statutory US Federal income tax rate to the Company’s effective income tax rate is as follows:

	December 31, 2018	December 31, 2017
Federal tax	21.0%	34.0%
State tax	8.1%	6.8%
Gain on bargain purchase	5.8%	34.0%
Permanent items	(2.2)%	(0.2)%
Rate change from TCJA	4.3%	31.8%
Other	(2.3)%	34.0%
Effective income tax rate	34.7%	72.1%

On December 22, 2017 the Tax Cuts and Jobs Act (“TCJA”) was signed into law. Pursuant to Staff Accounting Bulletin No 118, a reasonable estimate of the specific income tax effects for the TCJA can be determined and the Company is reporting these provisional amounts. Accordingly, the Company may revise these estimates in the upcoming year.

The TCJA reduces the corporate income tax rate from 34% to 21% effective January 1, 2018. All deferred income tax assets and liabilities, including NOL’s have been measured using the new rate under the TCJA and are reflected in the valuation of these assets as of December 31, 2017.

Deferred income taxes reflect the net tax effect of temporary differences between amounts recorded for financial reporting purposes and amounts used for tax purposes. The major components of deferred tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017
Deferred tax assets
Receivables	$8,000	$4,000
Accrued management fee	58,000	-
Inventory obsolesce	29,000	-
Other	7,000	-
Loss carryforward	473,000	217,000
Total deferred tax assets	$575,000	$221,000

Deferred tax liabilities
Fixed assets	$(940,000)	$(1,209,000)
IRC Sec 481 Change in Accounting Method	-	-
Total deferred tax liabilities	$(940,000)	$(1,209,000)
	-	-
Total net deferred income tax liabilities	$(365,000)	$(988,000)

The net deferred income tax liability of $(365,000) consists of a net current deferred tax asset of $96,000, and net long term deferred tax liability of $(866,000). At December 31, 2018 a net operating loss (“NOL”) carryforward for federal income tax purposes is $1,135,000. The Federal NOL’s will begin to expire in 2037.

The Company has recorded activity related to the gross unrecognized tax benefits (excluding interest and penalties) as follows:

	December 31, 2018	December 31, 2017
Gross unrecognized tax benefit at the beginning of the year	$126,000	$130,000
Increase in tax positions to the current year	-	-
Adjustment to acquisition purchase price	(120,000)	-
Decreases due to lapses in applicable statutes of limitations	(6,000)	(4,000)
Total (benefit) provision for income taxes	$-	$126,000

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. At December 31, 2018 and 2017, accrued interest and penalties were $25,000 and $0, respectively. The tax years ended December 31, 2014 through December 31, 2018 are considered to be open under statute and therefore may be subject to examination by the Internal Revenue Service and various state jurisdictions.

The Company’s 2016 federal and state income tax returns were filed showing a refund due of $129,000. The sellers received and retained the refunds related to a year prior to the acquisition on Neese by 1847 Neese. In preparation of the 2017 return, the Company learned that the 2016 return was in error and no refund should have been paid to the sellers. Thus, the funds received by the sellers should have been remitted to the Company. The Company in discussion with the sellers agreed to treat the amount of the tax refund as additional consideration for the purchase of Neese. Accordingly, the Company charged $129,000 to extinguishment of debt for the year ended December 31, 2018.

The Company is a partnership for federal income taxes; however, its subsidiaries are C corporations. The Company owns less than 80 percent of the subsidiaries and thus it cannot file consolidated federal income tax returns. Following is a summary of prepaid and deferred tax assets and liabilities for December 31, 2018 and 2017.

	As of December 31,
	2018	2017
Prepaid income taxes	$173,396	$173,396
Deferred tax liability	$364,601	$988,601

	Years Ended December 31,
	2018	2017
Income tax benefit	$781,200	$1,090,088